Schedule of Warrants Outstanding (Details) - shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Warrant or Right [Line Items]
Warrants outstanding	14,430,958	14,430,958	12,181,019
P I P E Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	95,744	95,744
Liability Classified Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	681,019	681,019	681,019
Liability Classified Warrants [Member] | Business Combination Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	585,275	585,275	585,275
Liability Classified Warrants [Member] | P I P E Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	95,744	95,744	95,744
Equity Classified Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	13,749,939	13,749,939	11,500,000
Equity Classified Warrants [Member] | Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	11,500,000	11,500,000	11,500,000
Equity Classified Warrants [Member] | Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	2,199,939	2,199,939
Equity Classified Warrants [Member] | Helena Termination Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	50,000	50,000